NOTE 3: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Financial Instruments (Policies)	11 Months Ended
Nov. 30, 2017
SDA Mill, Audited
Financial Instruments

e)Financial Instruments

The Company’s financial instruments consist of cash and cash equivalents, accounts receivables, taxes receivable, accounts payable and accrued liabilities, taxes payable, amounts due to related parties, royalties payable, and asset retirement obligation. The Company believes that the recorded values of all of the other financial instruments approximate their current fair values because of their nature and respective maturity dates or durations.